Consolidated Statements of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
NET INCOME	R$ 2,799,370	R$ 2,327,168	R$ 1,149,321
Post employment benefits	363,466	(379,126)	291,740
Income tax relating to components of other comprehensive income that will not be reclassified to profit or loss	(123,578)	129,007	(88,548)
Adjustments related to financial assets - equity	(569)	(6,373)	10,295
Income tax relating to components of other comprehensive income that will be reclassified to profit or loss	243	2,167	(3,500)
Other comprehensive income that will be reclassified to profit or loss, net of tax	239,562	(254,325)	209,987
Total comprehensive income	3,038,932	2,072,843	1,359,308
AttributedToShareholdersOfParentCompanyResultingFromContinuingOperation	2,585,645	1,903,365	1,444,438
Profit (loss) from discontinued operations attributable to non-controlling interests	463,690	101,666	(125,165)
Profit (loss) from continuing operations attributable to non-controlling interests	(26,942)	(390)	1,834
AttributedToNoncontrollingShareholdersDueToDiscontinuedOperation	R$ 16,539	R$ 68,202	R$ 38,201